Pension And Other Postretirement Benefits (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Postretirement Benefits [Abstract]
Discount rate	5.00%	5.75%
Weighted-average rate of compensation increase	3.00%	3.25%
Asset return assumption	8.00%	8.00%